Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 13: SUBSEQUENT EVENTS

Subsequent to September 30, 2020, the following transactions occurred:

On October 02, the Company issued a total of 119,155,869 shares of its common stock to three individuals in connection with the transaction closed on September 16, 2019, in which we acquired certain assets collectively known as DataExpress™ from DMBGroup, LLC. This represented the final issuance of shares due from the purchase of the DataExpress™ assets.

On October 07, the Company converted $92,600 of a promissory note into 30,866,666 shares of its common stock.

On October 08, the Company entered into an Asset Purchase Agreement with Resilient Network Systems, Inc. (“RNS”) to acquire the intellectual property rights and certain assets collectively known as Resilient Networks™, a Silicon Valley based SaaS platform that performs SSO and adaptive access control “on the fly” with sophisticated and flexible policy workflows for authentication and authorization. The total purchase price of $305,000 consists of: (i) a $125,000 cash payment at closing; and, (ii) the issuance of 19,148,936 shares of our common stock to RNS.

On October 21, the Company converted $131,250 of a promissory note into 37,500,000 shares of its common stock.

On November 4, the Company issued 12,711,503 shares of its common stock upon the cashless exercise of a warrant.

NOTE 11: SUBSEQUENT EVENTS

On January 3, 2020, the Company completed a settlement with Hubai Chuguan Industry Co. Ltd. under which the Company cancelled 2,000,000 shares of its common stock and returned those shares to authorized and unissued status.

On January 6, 2020, the Company issued a total of 2,465,754 shares of its common stock to three individuals in connection with the transaction closed on September 16, 2019, in which we acquired certain assets collectively known as DataExpressTM from DMBGroup, LLC. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On January 13, 2020, the Company converted $20,000 of a promissory note into 81,766 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On January 17, 2020, the Company converted $84,000 of a promissory note into 400,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On January 21, 2020, the Company converted $23,000 of a promissory note into 94,031 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On January 27, 2020, the Company converted $15,000 of a promissory note into 110,294 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On January 29, 2020, the Company converted $8,150 of a promissory note into 63,622 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On February 3, 2020, the Company converted $36,000 of a promissory note into 500,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On February 11, 2020, the Company converted $36,000 of a promissory note into 500,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On February 12, 2020, the Company issued 500,000 shares of its common stock to its former chief financial officer as additional compensation. The issuance was effected under the Company’s Form S-8 filed with the SEC on May 20, 2019.

On February 21, 2020, the Company converted $44,000 of a promissory note into 611,111 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On March 02, 2020, the Company converted $38,250 of a promissory note into 750,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On March 05, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 250,000,000.

On March 05, 2020, the Company issued a Convertible Promissory Note (the “GS Capital Note”) in the aggregate principal amount of $136,250, and received gross proceeds of $129,750 from the lender, GS Capital Partners, LLC. The proceeds will be used for general corporate purposes. The GS Capital Note (i) accrues interest at a rate of 10% per annum, (ii) can be converted six months after issuance at a discount of 35% to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, and, (iii) is due and payable March 05, 2021. The conversion price is subject to adjustment for stock splits, reverse stock splits, stock dividends, and other similar transactions and terms. The GS Capital Note was issued in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder, and in reliance on similar exemptions under applicable state laws.

On March 10, 2020, the Company issued a Convertible Promissory Note (the “Adar Note”) in the aggregate principal amount of $78,750, and received gross proceeds of $75,000 from the lender, Adar Alef, LLC. The proceeds will be used for general corporate purposes. The Adar Note (i) accrues interest at a rate of 10% per annum, (ii) can be converted six months after issuance at a discount of 35% to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, and, (iii) is due and payable March 10, 2021. The conversion price is subject to adjustment for stock splits, reverse stock splits, stock dividends, and other similar transactions and terms. The Adar Note was issued in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder, and in reliance on similar exemptions under applicable state laws.

On March 16, 2020, the Company converted $33,247.80 of a promissory note into 786,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On March 18, 2020, the Company converted $42,075 of a promissory note into 825,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On March 19, 2020, the Company converted $15,000 of a promissory note into 354,610 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On March 20, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $1,000,000. Of that amount, $125,000 was loaned immediately by the lender, Granite Global Value Investments Ltd. (the “Granite Note”), from which we received gross proceeds of $102,500. The proceeds will be used for general corporate purposes. The Granite Note (i) accrues interest at a rate of 12% per annum, (ii) can be converted six months after issuance at a discount of 25% to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, and, (iii) is due and payable six months after issuance. The conversion price is subject to adjustment for stock splits, reverse stock splits, stock dividends, and other similar transactions and terms. The Granite Note was issued in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder, and in reliance on similar exemptions under applicable state laws.

On March 26, 2020, the Company converted $19,675 of a promissory note into 862.938 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On March 27, 2020, the Company converted $13,273.50 of a promissory note into 884,900 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On April 01, 2020, the Company issued 4,666 shares of its common stock to its president/chief executive officer, Jason Remillard, as additional compensation.

On April 02, 2020, the Company converted $20,000 of a promissory note into 1,333,333 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On April 02, 2020, the Company converted $4,521.33 of a promissory note into 301,422 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On April 03, 2020, the Company converted $17,460 of a promissory note into 970,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On April 14, 2020, the Company converted $6,471.33 of a promissory note into 431,422 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On April 16, 2020, the Company filed Form S-8 to register an additional 20,000,000 shares of its common stock under the S-8 filed with the SEC on May 20, 2019 (SEC File No. 333-231615).